Annual Operating Expenses - FidelityLatinAmericaFund-AMCIZPRO - FidelityLatinAmericaFund-AMCIZPRO - Fidelity Latin America Fund	Dec. 30, 2023
Fidelity Advisor Latin America Fund - Class A
Operating Expenses:
Management fee	0.68%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.34%	[1]
Total annual operating expenses	1.27%
Fidelity Advisor Latin America Fund - Class C
Operating Expenses:
Management fee	0.68%
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.34%	[1]
Total annual operating expenses	2.02%
Fidelity Advisor Latin America Fund - Class M
Operating Expenses:
Management fee	0.68%
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	0.34%	[1]
Total annual operating expenses	1.52%
Fidelity Advisor Latin America Fund - Class I
Operating Expenses:
Management fee	0.68%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.34%
Total annual operating expenses	1.02%
Fidelity Advisor Latin America Fund - Class Z
Operating Expenses:
Management fee	0.68%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.18%
Total annual operating expenses	0.86%

[1]	AAdjusted to reflect current fees.